CUSTOMER DEPOSITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Customer Deposits
SCHEDULE OF CUSTOMER DEPOSITS
	As of
	June 30, 2023	December 31, 2022

Customer deposits	$265,300	$289,487
Unexpired product coupons	46,889	73,531
Total	$312,189	$363,018

	As of December 31,
	2022	2021
Customer deposits	$289,487	$273,581
Unexpired product coupons	73,531	6,108
Total	$363,018	$279,689